Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

Note 12. Income Taxes

Loss from continuing and discontinuing operations before income tax provision (benefit) consisted of the following (in thousands):

	For the Year Ended December 31
	2019	2018
United States	$(5,619)	$(19,793)
Foreign	(1,601)	(580)
Total	$(7,220)	$(20,373)

The provision (benefit) for income taxes from continuing and discontinuing operations consisted of the following (in thousands):

	For the Year Ended December 31
	2019	2018
Current:
State	$(512)	$—

Deferred:
Federal	$687	$(4,112)
State	766	12
Foreign	(167)	52
	1,286	(4,048)
Change in valuation allowance	(1,286)	4,048
Total deferred	$—	$—

Total	$(512)	$—

The provision (benefit) for income taxes from continuing and discontinuing operations for the years ended December 31, 2019 and 2018 differs from the approximate amount of income tax benefit determined by applying the U.S. federal income tax rate to pre-tax loss, due to the following:

	Year Ended December 31, 2019		Year Ended December 31, 2018
	Amount (in thousands)	% of Pretax Loss	Amount (in thousands)	% of Pretax Loss
Income tax benefit at federal statutory rate	$(1,516)	21.0%	$(4,278)	21.0%
State tax provision, net of federal tax benefit	223	(3.1)%	226	(1.1)%
Tax credits	136	(1.9)%	(60)	0.3%
Stock based compensation	997	(13.8)%	211	(1.0)%
Derivative warrants	(30)	0.4%	(766)	3.7%
Change in valuation allowance	(1,286)	17.8%	4,048	(19.9)%
Goodwill impairment	604	(8.4)%	—	—%
Foreign operations	109	(1.5)%	508	(2.5)%
Gain on sale of businesses	246	(3.4)%	—	—%
Other	5	—%	111	(0.5)%
Income tax (benefit) provision	$(512)	7.1%	$—	—%

On April 4, 2019, the Company sold $11.6 million of gross State of New Jersey NOL’s relating to the 2017 tax year as well as $72 thousand of state research and development tax credits, resulting in the receipt of $512 thousand, net of expenses.

Approximate deferred taxes consist of the following components as of December 31, 2019 and 2018 (in thousands):

	2019	2018
Deferred tax assets:
Net operating loss carryforwards	$26,317	$25,999
Accruals and reserves	3,014	4,328
Stock based compensation	75	1,020
Research and development tax credits	1,800	1,936
Derivative warrant liability	17	17
Investment in joint venture	161	162
Other	6	6
Total deferred tax assets	31,390	33,468
Less valuation allowance	(30,497)	(31,783)
Net deferred tax assets	893	1,685
Deferred tax liabilities
Fixed assets	(132)	(352)
Goodwill and intangible assets	(761)	(1,333)
Net deferred taxes	$—	$—

Due to a history of losses the Company has generated since inception, the Company believes it is more-likely-than-not that all of the deferred tax assets will not be realized as of December 31, 2019 and 2018. Therefore, the Company has recorded a full valuation allowance on its deferred tax assets. As a result of the Tax Cuts and Jobs Act, the federal net operating losses incurred after 2017 will have an indefinite carryforward. At December 31, 2019, the Company has net operating loss carryforwards for federal income tax purposes of $117.5 million, of which $98.9 million could expire over time, beginning in 2027, if not used. At December 31, 2019, the Company has $2.7 million of Australian net operating loss carryforwards and $18.2 million of New Jersey net operating loss carryforwards. At December 31, 2019, the Company also had $1.8 million of federal research and development tax credits, which expire in varying amounts between the years 2020 and 2038. Utilization of these carryforwards is subject to limitation due to ownership changes that may delay the utilization of a portion of the carryforwards.